Revenues and other income - Additional Information (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 04, 2023 USD ($)	Nov. 07, 2023 USD ($)	Jul. 07, 2023 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					€ (7,191,000)		€ 36,207,000	€ 4,776,000
Current contract liabilities					18,100,000		18,100,000
Current contract assets					0		2,062,000
Capital increases					0		60,154,000	0
Refund liabilities					35,613,000		0
Other income					4,419,000		6,150,000	4,776,000
Revenues					€ (11,609,000)		30,058,000	0
Research tax credit utilization period					3 years	3 years
Trade receivables					€ 2,977,000		905,000
Research tax credit					3,300,000		3,900,000
Subsidies					89,000		229,000	135,000
Net loss for the period					68,132,000		39,700,000
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					(17,534,000)		29,750,000	0
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					5,924,000		308,000	0
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, upfront payment license fee | $			$ 30,000
Collaboration agreement, success-based payment | $			1,800,000
Proceeds receivable due to milestone completion | $										$ 20,000
Capital increases | $			30,000
Revenues					(1,600,000)		(1,600,000)
Janssen | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					(23,400,000)		29,600,000
Net loss for the period					19,300,000
Janssen | Research and Development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					(4,000,000)
Janssen | Technology transfer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities					35,600,000
Revenues					(1,800,000)		100,000
Janssen | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues					€ 5,900,000		300,000
Janssen | Tranche one
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital increases | $						$ 5,000
Janssen | Tranche two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital increases | $	$ 4,800	$ 20,200				$ 25,000
Janssen | Top of Range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments | $			650,000
Collaboration agreement, compensation per indication | $			220,000
Janssen | Top of Range | Nanobiotix Corp.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, compensation per indication | $			$ 220,000
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current contract liabilities											€ 16,500,000
Minimum threshold to provide additional know-how to third party under collaboration agreement					80.00%	80.00%
Collaboration agreement, amount collected					€ 1,100,000
Upfront payment received | $				$ 20,000					$ 20,000
Trade receivables							300,000
Supply Services					1,000,000		2,000,000	€ 500,000
LianBio, NBTXR3 | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments | $				$ 205,000
LianBio, NBTXR3 and Cetuximab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, amount collected							334,300
Other income					237,000		€ 1,600,000
Global Trial Clinical Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income					€ 778,000